Basic and Diluted Earnings Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Convertible instruments [member]
Basic and Diluted Earnings Per Share [Line Items]
Anti-diluted include weighted average number	801,501	474,614